Summary of Chucapaca's Assets and Liabilities Sold (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 19, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest		$ 82.1	$ 96.6
Profit on disposal		$ 0.1	78.0	$ 17.8
Discontinued Operations, Disposed of by Sale | Chucapaca | Canteras Del Hallazgo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets disposed of			8.7
Noncontrolling interest			0.5
Cash received			81.0
Profit on disposal	$ 72.8		$ 72.8